UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street, Suite 700, Boston, MA 02110
(Name and address of agent for service)

with a copy to:
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of the 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2011 (Unaudited)
	Shares	Value (Note 1)

COMMON STOCKS - 95.53%
Business Services - 16.48%
ACI Worldwide, Inc.(a)	760,680	$25,688,164
Balchem Corp.	927,584	40,609,627
Concur Technologies, Inc.(a)	466,060	23,335,624
EnerNOC, Inc.(a)	947,614	14,915,444
MedAssets, Inc.(a)	2,126,095	28,404,629
NIC, Inc.	2,951,234	39,723,610
Nuance Communications, Inc.(a)	1,340,177	28,773,600
PROS Holdings, Inc.(a)(b)	1,730,877	30,203,804
		231,654,502
Consumer Related - 13.01%
Dolby Laboratories, Inc. - Class A(a)	637,819	27,062,660
DTS, Inc.(a)	818,236	33,179,470
Green Mountain Coffee Roasters, Inc.(a)	556,562	49,678,724
Peet’s Coffee & Tea, Inc.(a)	512,917	29,595,311
PetMed Express, Inc.	738,449	8,750,621
Rovi Corp.(a)	605,560	34,734,921
		183,001,707
Industrial Products & Systems - 24.34%
ANSYS, Inc.(a)	444,616	24,307,157
CARBO Ceramics, Inc.	265,130	43,202,933
Cognex Corp.	953,811	33,793,524
Diodes, Inc.(a)	1,278,357	33,365,118
Dynamic Materials Corp.(b)	966,278	21,663,953
FEI Co.(a)	1,009,158	38,539,744
FLIR Systems, Inc.	887,977	29,933,705
Hittite Microwave Corp.(a)	651,910	40,359,748
Measurement Specialties, Inc.(a)(b)	1,151,930	41,123,901
Sun Hydraulics Corp.	752,640	35,976,192
		342,265,975
Information/Knowledge Management - 13.77%
American Software, Inc.(b)	1,672,965	13,902,339
Blackbaud, Inc.	1,432,303	39,703,439
Manhattan Associates, Inc.(a)	918,347	31,627,871
Netscout Systems, Inc.(a)	1,410,767	29,470,923
Quality Systems, Inc.	413,642	36,110,946
Tyler Technologies, Inc.(a)	1,594,209	42,740,743
		193,556,261
Medical/Health Care - 24.76%
Abaxis, Inc.(a)(b)	1,367,341	37,260,042
Accelrys, Inc.(a)(b)	3,698,996	26,299,861
Albany Molecular Research, Inc.(a)	462,074	2,222,576
Bruker Corp.(a)	568,600	11,576,696
Cantel Medical Corp.(b)	1,106,402	29,717,958
Gen-Probe, Inc.(a)	489,003	33,814,557
Human Genome Sciences, Inc.(a)	130,874	3,211,648
Immucor, Inc.(a)	1,523,904	31,118,120
Incyte Corp., Ltd.(a)	431,570	8,173,936
IRIS International, Inc.(a)(b)	1,286,537	12,852,505
Kendle International, Inc.(a)	260,552	3,929,124
Kensey Nash Corp.(a)(b)	467,664	11,799,163
Medicis Pharmaceutical Corp. - Class A	712,622	27,179,403
Medidata Solutions, Inc.(a)(b)	1,480,539	35,340,466

(continued)

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2011 (Unaudited)
	Shares	Value (Note 1)

COMMON STOCKS (continued)

Meridian Bioscience, Inc.	1,549,401	$37,356,058
Techne Corp.	434,495	36,223,848
		348,075,961
Miscellaneous - 3.17%
Neogen Corp.(a)	985,347	44,547,538

Total Common Stocks (Cost $872,704,329)		1,343,101,944

SHORT TERM INVESTMENTS - 4.53%
Dreyfus Cash Management, 0.03%(c)	62,769,621	62,769,621
Fidelity Institutional Money Market Portfolio, 0.12%(c)	998,454	998,454

Total Short Term Investments (Cost $63,768,075)		63,768,075

Total Value of Investments (Cost $936,472,404) - 100.06%		1,406,870,019

Liabilities in Excess of Other Assets - (0.06)%		(865,918)

Net Assets - 100.00%		$1,406,004,101

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of this security. See Note 3 for more information.
(c)	Represents 7 day effective yield at June 30, 2011.

(continued)

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2011 (Unaudited)
	Shares	Value (Note 1)

COMMON STOCKS - 98.10%
Bermuda - 3.42%
Invesco, Ltd.	6,281	$146,913
Nabors Industries, Ltd.(a)	8,933	219,930
		366,843
Canada - 7.01%
Canadian Natural Resources, Ltd.	8,117	339,513
Harry Winston Diamond Corp.(a)	7,718	127,753
Le Chateau, Inc.	15,700	138,405
TMX Group, Inc.	3,252	147,456
		753,127
Egypt - 1.10%
Orascom Telecom Holding SAE(a)(b)	34,055	117,898

Finland - 1.80%
Kone OYJ	3,071	193,102

France - 5.01%
Flamel Technologies SA(a)(c)	13,277	71,032
Meetic SA(a)	11,044	239,599
Sanofi-Aventis SA	2,828	227,521
		538,152
Germany - 2.44%
Bayerische Motoren Werke AG	2,647	261,627

Hong Kong - 9.70%
Chaoda Modern Agriculture Holdings, Ltd.	170,000	73,840
Esprit Holdings, Ltd.	49,404	153,639
Kingdee International Software Group Co., Ltd.	272,000	146,107
Kingsoft Corp, Ltd.	331,000	188,008
Peak Sport Products Co., Ltd.	396,000	278,361
Ping An Insurance Group Co.	19,600	202,380
		1,042,335
Ireland - 6.45%
DCC PLC	5,892	167,970
ICON PLC(a)(c)	10,181	239,864
Paddy Power PLC	2,398	130,462
Total Produce PLC	280,222	154,527
		692,823
Israel - 1.51%
Teva Pharmaceutical Industries, Ltd.(c)	3,364	162,212

Italy - 2.24%
Azimut Holding SpA	25,717	240,152

Japan - 15.72%
Foster Electric Co., Ltd.	9,124	182,049
Japan Tobacco, Inc.	78	299,925
Mitsubishi Estate Co., Ltd.	15,700	274,248
Rakuten, Inc.	337	347,928
Sapporo Holdings, Ltd.	47,000	192,695
Yamaha Motor Co., Ltd.(a)	21,390	391,180
		1,688,025

(continued)

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2011 (Unaudited)
	Shares	Value (Note 1)

COMMON STOCKS (continued)
Luxembourg - 2.41%
Millicom International Cellular SA	2,494	$258,877

Mexico - 2.14%
Fomento Economico Mexicano SAB de CV(c)	3,464	230,356

Netherlands - 1.83%
Wolters Kluwer NV	8,846	196,150

Singapore - 3.83%
Goodpack, Ltd.	141,000	210,088
UOB-Kay Hian Holdings, Ltd.	152,424	201,048
		411,136
South Africa - 1.85%
Sasol, Ltd.(c)	3,765	199,131

Spain - 1.77%
Grifols SA(a)	9,446	189,715

Switzerland - 15.00%
Lindt & Spruengli AG - PC	23	71,695
Lindt & Spruengli AG - REG	1	36,460
Nestle SA	3,877	241,015
Nobel Biocare Holding AG(a)	10,746	219,139
Roche Holding AG	1,305	218,458
The Swatch Group AG	660	332,788
Transocean, Ltd.	3,388	218,763
Tyco International, Ltd.	5,523	273,002
		1,611,320
United Kingdom - 12.87%
BAE Systems PLC	42,110	215,073
Barclays PLC	51,675	212,341
Diageo PLC	10,933	223,007
Management Consulting Group PLC(a)	424,599	291,405
Reed Elsevier PLC	32,567	294,928
United Business Media, Ltd.	16,308	145,696
		1,382,450

Total Common Stocks (Cost $8,572,295)		10,535,431

WARRANTS - 0.00%
United Kingdom - 0.00%
Management Consulting Group Warrant Shares (Expiring December 2011)(a)	18,463	0

Total Warrants (Cost $0)		0

SHORT TERM INVESTMENTS - 1.16%
Dreyfus Cash Management, 0.03%(d)	124,369	124,369

Total Short Term Investments (Cost $124,369)		124,369

Total Value of Investments (Cost $8,696,664) - 99.26%		10,659,800

Other Assets in Excess of Liabilities - 0.74%		79,511

Net Assets - 100.00%		$10,739,311

(continued)

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2011 (Unaudited)

(a)	Non-income producing investment.
(b)	Global Depositary Receipt.
(c)	American Depositary Receipt.
(d)	Represents 7 day effective yield at June 30, 2011.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

				% of Net
Date of Purchase	Security	Cost	Value	Assets
06/17/2010	Management Consulting Group Warrant Shares (Expiring December 2011)(a)	$0	$0	0.00%

Common Abbreviations:
AG - Aktiengesellschaft (Germany & Switzerland)
NV - Naamloze Vennootschap (Denmark)
OYG - Julkinen Osakeyhtio (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (France, Switzerland, Luxembourg, & Spain)
SAB de CV - Convertible Securities (Mexico)
SAE - Societe Anonyme Egyptienne (Egypt)
SpA - Societa Per Azioni (Italy)

(continued)

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of June 30, 2011 (Unaudited)
	Shares	Value (Note 1)

COMMON STOCKS - 94.10%
Consumer Discretionary - 9.21%
Dick’s Sporting Goods, Inc.(a)	22,095	$849,553
NVR, Inc.(a)	390	282,937
Staples, Inc.	18,635	294,433
Starbucks Corp.	9,011	355,844
Toll Brothers, Inc.(a)	12,712	263,647
Tractor Supply Co.	11,778	787,713
		2,834,127
Consumer Staples - 2.77%
Hansen Natural Corp.(a)	10,507	850,542

Energy - 5.22%
Cameron International Corp.(a)	16,396	824,883
Diamond Offshore Drilling, Inc.	11,105	781,792
		1,606,675
Financials - 4.75%
Stifel Financial Corp.(a)	21,377	766,365
T. Rowe Price Group, Inc.	11,499	693,850
		1,460,215
Health Care - 23.96%
Allscripts Healthcare Solutions, Inc.(a)	50,559	981,856
Celgene Corp.(a)	6,819	411,322
Covance, Inc.(a)	9,619	570,695
IDEXX Laboratories, Inc.(a)	5,299	410,991
MedAssets, Inc.(a)	38,603	515,736
Meridian Bioscience, Inc.	10,600	255,566
Myriad Genetics, Inc.(a)	19,608	445,298
Parexel International Corp.(a)	47,415	1,117,097
Shire PLC(b)	12,648	1,191,568
St. Jude Medical, Inc.	19,501	929,613
Waters Corp.(a)	5,642	540,165
		7,369,907
Industrials - 14.87%
Expeditors International of Washington, Inc.	11,452	586,228
Fastenal Co.	9,166	329,884
Iron Mountain, Inc.	27,124	924,115
JB Hunt Transport Services, Inc.	8,872	417,782
MSC Industrial Direct Co. - Class A	14,183	940,475
Quanta Services, Inc.(a)	68,090	1,374,056
		4,572,540
Information Technology - 30.83%
Akamai Technologies, Inc.(a)	21,971	691,427
ANSYS, Inc.(a)	12,645	691,302
Blackbaud, Inc.	8,289	229,771
Concur Technologies, Inc.(a)	3,409	170,689
Diodes, Inc.(a)	38,751	1,011,401
Factset Research Systems, Inc.	3,005	307,502
FEI Co.(a)	34,891	1,332,487
FLIR Systems, Inc.	28,420	958,038
NetApp, Inc.(a)	24,636	1,300,288
Rovi Corp.(a)	17,723	1,016,591
Trimble Navigation, Ltd.(a)	24,809	983,429

(continued)

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of June 30, 2011 (Unaudited)
	Shares	Value (Note 1)

COMMON STOCKS (continued)

The Western Union Co.	39,487	$790,925
		9,483,850
Materials - 2.49%
Ecolab, Inc.	8,624	486,135
Sigma-Aldrich Corp.	3,825	280,678
		766,813
Total Common Stocks (Cost $23,965,428)		28,944,669

SHORT TERM INVESTMENTS - 6.06%
Dreyfus Cash Management, 0.03%(c)	1,358,365	1,358,365
Fidelity Institutional Money Market Portfolio, 0.12%(c)	505,709	505,709

Total Short Term Investments (Cost $1,864,074)		1,864,074

Total Value of Investments (Cost $25,829,502) - 100.16%		30,808,743

Liabilities in Excess of Other Assets - (0.16)%		(48,393)

Net Assets - 100.00%		$30,760,350

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2011.

Common Abbreviations:
PLC - Public Limited Company (United Kingdom)

The Brown Capital Management Funds
Notes to Schedules of Investments (unaudited)

1. Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the three-month period ending June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2011:

(continued)

The Brown Capital Management Funds
Notes to Schedules of Investments (unaudited)

Brown Capital Management Small Company Fund

Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,343,101,944	$–	$–	$1,343,101,944
Short Term Investments	–	63,768,075	–	63,768,075
Total	$1,343,101,944	$63,768,075	$–	$1,406,870,019
*See Schedule of Investments for industry classifications

Brown Capital Management International Equity Fund

Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,535,431	$–	$–	$10,535,431
Rights	–	–	–	–
Short Term Investments	–	124,369	–	124,369
Total	$10,535,431	$124,369	$–	$10,659,800
*See Schedule of Investments for industry classifications

Brown Capital Management Mid-Cap Fund

Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$28,944,669	$–	$–	$28,944,669
Short Term Investments	–	1,864,074	–	1,864,074
Total	$28,944,669	$1,864,074	$–	$30,808,743
*See Schedule of Investments for industry classifications

2. Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

3. Affiliated Companies
 An affiliated company includes any company in which the Fund owns 5% or more beneficially of the such companies voting securities. The Small Company Fund owns greater than 5% of the companies listed in the below table and therefore such companies may be deemed to be affiliates of the Small Company Fund. The below table is for the three-month period ended June 30, 2011:

(continued)

Brown Capital Management Small Company Fund

	SHARE			SHARE	MARKET
	BALANCE			BALANCE	VALUE AT		REALIZED
SECURITY	AT APRIL 1,			AT JUNE	JUNE 30,		GAINS
NAME	2011	PURCHASES	SALES	30, 2011	2011	DIVIDENDS	(LOSSES)
Abaxis, Inc.	1,082,237	285,104	–	1,367,341	$37,260,042	$–	$–
Accelrys, Inc.	3,612,654	633,551	(547,209)	3,698,996	26,299,861	–	(3,384,178)
American Software, Inc.	1,373,199	299,766	–	1,672,965	13,902,339	150,567	–
Cantel Medical Corp.	900,916	205,486	–	1,106,402	29,717,958	–	–
Dynamic Materials Corp.	841,961	124,317	–	966,278	21,663,953	38,651	–
IRIS International, Inc.	1,737,211	–	(450,674)	1,286,537	12,852,505	–	(1,596,602)
Kensey Nash Corp.	587,977	–	(120,313)	467,664	11,799,163	–	(129,480)
Measurement Specialties, Inc.	1,151,930	–	–	1,151,930	41,123,901	–	–
Medidata Solutions	916,594	563,945	–	1,480,539	35,340,466	–	–
PROS Holdings, Inc.	1,730,877	–	–	1,730,877	30,203,804	–	–
TOTAL	13,935,556	2,112,169	(1,118,196)	14,929,529	$260,163,992	$189,218	$(5,110,260)

4. Federal Income Tax

At June 30, 2011, the tax-basis cost of investments and components of net assets were as follows:

	Small Company	International Equity	Mid-Cap
	Fund	Fund	Fund
Cost of Investments	$938,829,640	$9,023,061	$25,978,909

Unrealized Appreciation	494,986,406	2,083,355	5,713,926
Unrealized Depreciation	(26,946,027)	(446,616)	(884,092)
Net Unrealized Appreciation	468,040,379	1,636,739	4,829,834

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Cecil E. Flamer Cecil E. Flamer Treasurer and Principal Financial Officer

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, The Nottingham Investment Trust II President and Principal Executive Officer, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: August 29, 2011

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer, The Nottingham Investment Trust II – The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: August 29, 2011